Retirement Plans and Other Retiree Benefits - Benefits Expected to be Paid Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Defined pension benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 31,626
2015	27,053
2016	28,372
2017	28,768
2018	28,366
2019 to 2023	149,655
Total	293,840
Other postretirement benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	4,421
2015	4,813
2016	5,195
2017	5,567
2018	5,918
2019 to 2023	33,495
Total	$ 59,409